Annual Total Returns[BarChart] - Total Bond Market Index Portfolio - Total Bond Market Index Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.65%	4.02%	(2.29%)	5.89%	0.33%	2.47%	3.57%	(0.21%)	8.67%	7.58%